SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Youlife International Holdings Inc [Member] | Related Party [Member]
Multiemployer Plan [Line Items]
Non-trade related, Companies controlled by a main shareholder of the Company	$ 135	¥ 978	$ 138	¥ 978	¥ 978	¥ 10,520